Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long-term debt	Dec. 31, 2019			Dec. 31, 2018
(in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	1.95 - 4.60%	2020 - 2028	$23,519	2.05 - 5.45%	$24,995
Floating rate	1.71 - 2.96%	2020 - 2038	2,328	2.61 - 3.86%	2,628
Subordinated debt (a)	3.00 - 7.50%	2021 - 2029	1,654	3.00 - 7.50%	1,540
Total			$27,501		$29,163

(a)	Fixed rate.